SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Unrecognized tax benefits		$ 0	$ 0
Accrued interest and penalties		0	0
Concentration of credit risk	$ 250,000	250,000
Cash		975,319	1,905,123
Sale of Stock, Consideration Received on Transaction, Offering Costs		10,000,000
Payment Of Deferred Underwriting Commissions		17,500,000
Payments of Stock Issuance Costs		28,550,129
Other offering costs		1,050,129
Cash and Cash Equivalents, at Carrying Value	$ 657,314	$ 975,319	$ 1,905,123
Common Stock Subject to Mandatory Redemption [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding	50,000,000	50,000,000